WARRANTY RESERVES (Tables)	12 Months Ended
Jun. 30, 2024
WARRANTY RESERVES
Schedule of changes to warranty reserves

Changes to warranty reserves were as follows for the fiscal years ended June 30, 2024, 2023, and 2022 (in thousands):

	For the Fiscal Years Ended June 30,
	2024	2023	2022
Warranty reserves, beginning of period	¥46,116	¥54,302	¥24,009
Provision (reversal) of warranty reserves	(13,217)	(3,506)	47,899
Warranty expenditures	(153)	(4,680)	(17,606)
Warranty reserves, end of period	¥32,746	¥46,116	¥54,302